ACQUISITIONS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS
ACQUISITIONS
3.	ACQUISITIONS
(i) On May 25, 2017, the Group completed the acquisition of 100% of the equity interest of Crystal Orange Hotel Holdings Limited (the “Crystal Orange”) engaged in the business of owning, leasing, franchising, operating and managing hotels under Crystal Orange brands in the midscale market in the PRC, with an aggregated consideration in cash of approximately RMB3,765.
(ii) In August,
2018
, the Group completed the acquisition of
83
% equity interest of Blossom Hill Hotel Investment Management (
Kunshan
) Co., Ltd. (the “Blossom Hill”). Blossom Hill was engaged in the business of owning, leasing, franchising, operating and managing hotels under Blossom Hill brand in the upscale market in the PRC. The aggregated consideration RMB
536
consisted of RMB
463
cash consideration transferred and RMB
73
implied fair value of the
11
% equity interest originally owned by the Group. The previously held
11
% equity interest that was accounted for using cost method was remeasured to fair value on the acquisition date, resulting in a gain of RMB
13
recognized in investment income.
Assuming the acquisition occurred as of January 1, 2017, the pro forma net revenue was RMB8,331 and RMB10,124 for the years ended December 2017 and 2018 respectively, the pro forma net income was RMB1,214 and RMB701 for the years ended December 2017 and 2018 respectively. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2017.

In August 2018, the Group purchased 11% noncontrolling interest from several minority shareholders for total cash consideration of RMB73.

In September 2019, the Group purchased 5% noncontrolling interest from several minority shareholders for total cash consideration of RMB34.

The purchase of the
noncontrolling
interest is treated as an equity transaction. As of December
31
,
201
9
, the Group owns
99
% equity interest of Blossom Hill in total.
(iii) During the years ended December 31, 2017, 2018 and 2019, the Group acquired two individual hotels, two individual hotels and three individual companies for total cash consideration of nil, RMB7 and RMB54 respectively. The business acquisitions were accounted for under purchase accounting.

The assets and liabilities of these hotels and companies acquired in 2017, 2018 and 2019 were immaterial to the consolidated financial statements.
Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes. In accordance with ASC
350
, the Group assigned and assessed goodwill for impairment at the reporting unit level. All the acquired business has been migrated to the Group’s business. The Group concluded that it had only one
reporting unit. Accordingly, goodwill is allocated to one single reporting unit.